CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 174,116	$ 212,267
Restricted cash	68,829	68,749
Accounts receivable - net	359,301	350,697
Recoverable income taxes	4,817	7,083
Inventories - net	53,095	52,366
Deferred income taxes and other current assets	24,243	21,564
Total current assets	684,401	712,726
Long-term contract receivables	21,460	22,070
Long-term capitalized contract costs	40,146	26,875
Property, plant and equipment - net	55,434	55,327
Goodwill	173,734	146,933
Purchased intangibles - net	54,188	39,374
Other assets	21,390	23,012
Total assets	1,050,753	1,026,317
Current liabilities:
Short-term borrowings	25,000	0
Trade accounts payable	29,001	47,917
Customer advances	107,913	100,764
Accrued compensation and other current liabilities	122,316	108,668
Income taxes payable	8,715	20,733
Current portion of long-term debt	4,563	4,561
Total current liabilities	297,508	282,643
Long-term debt	2,814	6,942
Other long-term liabilities	65,533	66,390
Shareholders' equity:
Common stock	12,574	12,574
Retained earnings	727,489	715,043
Accumulated other comprehensive loss	(19,111)	(21,148)
Treasury stock at cost	(36,078)	(36,078)
Shareholders' equity related to Cubic	684,874	670,391
Noncontrolling interest in variable interest entity	24	(49)
Total shareholders' equity	684,898	670,342
Total liabilities and shareholders' equity	$ 1,050,753	$ 1,026,317